MDT FUNDS
MDT ALL CAP CORE FUND
MDT BALANCED FUND
MDT SHORT TERM BOND FUND
      Class A Shares
      Class C Shares
SUPPLEMENT TO PROSPECTUSES DATED NOVEMBER 28, 2005, AS REVISED JULY 17, 2006

I. In the Class A Shares and Class C Shares Prospectus of the MDT All Cap Core Fund, please delete the current RISK/RETURN BAR CHART AND TABLE and accompanying AVERAGE ANNUAL TOTAL RETURN TABLE and replace them with the following:


RISK/RETURN BAR CHART AND TABLE
The Fund's Class A Shares and Class C Shares commenced operations on February 12, 2003 and September 15, 2005, respectively. For the period prior to the commencement of operations of Class A Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class A Shares.

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



THE TOTAL RETURNS SHOWN IN THE BAR CHART DO NOT REFLECT THE PAYMENT OF ANY SALES CHARGES OR RECURRING SHAREHOLDER ACCOUNT FEES. IF THESE CHARGES OR FEES HAD BEEN INCLUDED, THE RETURNS SHOWN WOULD HAVE BEEN LOWER.

THE FUND'S CLASS A SHARES TOTAL RETURN FOR THE NINE-MONTH PERIOD FROM JANUARY 1, 2005 TO SEPTEMBER 30, 2005 WAS 10.26%.

WITHIN THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S CLASS A SHARES HIGHEST QUARTERLY RETURN WAS 12.25% (QUARTER ENDED DECEMBER 31, 2003). ITS LOWEST QUARTERLY RETURN WAS (0.43)% (QUARTER ENDED SEPTEMBER 30, 2004).


AVERAGE ANNUAL TOTAL RETURN TABLE


The Average Annual Total Returns for the Fund's Class A Shares and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Index (Russell 3000), a broad-based market index, and the Lipper Multi-Cap Core Funds Average (LMCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

 (For the periods ended December 31, 2004)


                                                                 1 YEAR START OF PERFOMANCE1
CLASS A SHARES2,3
Return Before Taxes                                              7.11%  18.27%
Return After Taxes on Distributions4                             5.40%  17.01%
Return After Taxes on Distributions and Sale of Fund Shares5
                                                                 5.65%  15.23%
CLASS C SHARES2
Return Before Taxes                                              11.80% 20.52%
RUSSELL 30006                                                    11.95% 22.69%
LMCCFA7                                                          12.39% 22.17%

   1 The Fund's Institutional Shares start of performance date was October 1, 2002. Class A Shares and Class C Shares commenced operations on February 12, 2003 and September 15, 2005, respectively. The returns for the two indexes have been calculated since the inception date of the Fund's Institutional Class shares.
   2 The Fund's Class A Shares and Class C Shares total returns for such periods are those of the Fund's Institutional Shares, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to the Class A Shares and Class C Shares.
   3 The returns for Class A shares have been restated to reflect the imposition of a front-end sales charge on purchases as of November 28, 2005.
   4 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns for Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
   5 The "Return After Taxes on Distributions and Sale of Fund Shares" figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
   6 The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
   7 The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value, compared to the S&P SuperComposite 1500 Index. The return of the index assumes the reinvestment of any dividends or other distributions."

II. In the Class A Shares and Class C Shares Prospectus of the MDT Balanced Fund, please delete the current RISK/RETURN BAR CHART AND TABLE and accompanying AVERAGE ANNUAL TOTAL RETURN TABLE and replace them with the following:

RISK/RETURN BAR CHART AND TABLE
The Fund's Class A Shares and Class C Shares commenced operations on September 15, 2005. For the period prior to the commencement of operations of Class A Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class A Shares.

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



THE TOTAL RETURNS SHOWN IN THE BAR CHART DO NOT REFLECT THE PAYMENT OF ANY SALES CHARGES OR RECURRING SHAREHOLDER ACCOUNT FEES. IF THESE CHARGES OR FEES HAD BEEN INCLUDED, THE RETURNS SHOWN WOULD HAVE BEEN LOWER.

THE FUND'S CLASS A SHARES TOTAL RETURN FOR THE NINE-MONTH PERIOD FROM JANUARY 1, 2005 TO SEPTEMBER 30, 2005 WAS 7.06%.

WITHIN THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S CLASS A SHARES HIGHEST QUARTERLY RETURN WAS 9.49% (QUARTER ENDED DECEMBER 31, 2003). ITS LOWEST QUARTERLY RETURN WAS (1.20)% (QUARTER ENDED JUNE 30, 2004).

AVERAGE ANNUAL TOTAL RETURN TABLE
The Average Annual Total Returns for the Fund's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index, and the Lipper Balanced Fund Index (LBFI). Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

 (For the periods ended December 31, 2004)


                                                                 1 YEAR START OF PERFOMANCE1
CLASS A SHARES2
Return Before Taxes                                              4.30%  14.66%
Return After Taxes on Distributions3                             3.29%  13.03%
Return After Taxes on Distributions and Sale of Fund Shares4
                                                                 4.71%  11.86%
CLASS C SHARES2
Return Before Taxes                                              10.27% 16.84%
S&P 5005                                                         10.88% 21.39%
LBFI6                                                            8.99%  15.34%

   1 Institutional Shares commenced operations on October 1, 2002. Class A Shares and Class C Shares commenced operations on September 15, 2005 and therefore do not have returns for a full calendar year. The returns for the two indexes have been calculated since the inception date of the Fund's Institutional Shares.
   2 The Fund's Class A Shares and Class C Shares total returns for such periods are those of the Fund's Institutional Shares, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to the Class A Shares and Class C Shares.
   3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns for Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
   4 The "Return After Taxes on Distributions and Sale of Fund Shares" figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
   5 The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
   6 The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed-income securities. Typically the equity/bond ratio is approximately 60%/40%. The return of the index assumes the reinvestment of any dividends or other distributions."

III. In the Class A Shares and Class C Shares Prospectus of the MDT Short Term Bond Fund, please delete the current RISK/RETURN BAR CHART AND TABLE and accompanying AVERAGE ANNUAL TOTAL RETURN TABLE and replace them with the following:


RISK/RETURN BAR CHART AND TABLE
The Fund's Class A and Class C Shares commenced operations on September 15, 2005. For the period prior to the commencement of operations of Class A Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class A Shares.

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



THE TOTAL RETURNS SHOWN IN THE BAR CHART DO NOT REFLECT THE PAYMENT OF ANY SALES CHARGES OR RECURRING SHAREHOLDER ACCOUNT FEES. IF THESE CHARGES OR FEES HAD BEEN INCLUDED, THE RETURNS SHOWN WOULD HAVE BEEN LOWER.

THE FUND'S CLASS A SHARES TOTAL RETURN FOR THE NINE-MONTH PERIOD FROM JANUARY 1, 2005 TO SEPTEMBER 30, 2005 WAS 1.44%.

WITHIN THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S CLASS A SHARES HIGHEST QUARTERLY RETURN WAS 1.00% (QUARTER ENDED SEPTEMBER, 2004). ITS LOWEST QUARTERLY RETURN WAS (0.91)% (QUARTER ENDED JUNE 30, 2004).

AVERAGE ANNUAL TOTAL RETURN TABLE
The Average Annual Total Returns for the Fund's Class A Shares and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Citigroup Salomon 1-Year Treasury Benchmark Index, a broad-based market index, and the Lipper Short-Term Investment Grade Debt Funds Index (LMCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

 (For the periods ended December 31, 2004)


                                                                 1 YEAR  START OF PERFOMANCE1
CLASS A SHARES2
Return Before Taxes                                              (1.10)% (0.02)%
Return After Taxes on Distributions3                             (2.13)% (0.98)%
Return After Taxes on Distributions and Sale of Fund Shares4
                                                                 (0.72)% (0.57)%
CLASS C SHARES2
Return Before Taxes                                              (0.52)% 0.54%
Citigroup Salomon 1-Year Treasury Benchmark Index5
                                                                 0.74%   1.27%
Lipper Short-Term Investment Grade Debt Funds Index6
                                                                 1.61%   2.38%

   1 The Fund's Institutional Shares start of performance date was October 1, 2002. Class A Shares and Class C Shares commenced operations on September 15, 2005. The returns for the two indexes have been calculated since the inception date of the Fund's Institutional Shares.
   2 The Fund's Class A Shares and Class C Shares total returns for such periods are those of the Fund's Institutional Shares, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to the Class A Shares and Class C Shares.
   3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns for Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
   4 The "Return After Taxes on Distributions and Sale of Fund Shares" figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
   5 The Citigroup Salomon 1-Year Treasury Benchmark Index is an unmanaged index generally representative of the average yield on one-year Treasury bills. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
   6 The Lipper Short-Term Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade Funds category. These funds, by portfolio practice, invest primarily in investment grade debt issues (rated in the top four grades) with a dollar weighted average maturity of six months to three years. The return of the index assumes the reinvestment of any dividends or other distributions.

                                                                 August 21, 2006

Federated Securities Corp., Distributor
Cusip 683898407
Cusip 683898506
Cusip 683898720
Cusip 683898712
Cusip 683898696
Cusip 683898688


35422 (8/06)